COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	21.0%
BANKS	5.0%
Bank of America Corp., 5.375%, Series KK(a),(b)		28,900	$663,833
Bank of America Corp., 4.375%, Series NN(a),(b)		50,773	942,855
Bank of America Corp., 4.125%, Series PP(a),(b)		63,685	1,115,124
Bank of America Corp., 4.25%, Series QQ(a),(b)		27,126	493,151
Bank of America Corp., 4.75%, Series SS(a),(b)		21,402	443,449
Dime Community Bancshares, Inc., 5.50%(a)		45,963	804,353
Texas Capital Bancshares, Inc., 5.75%, Series B(a),(b)		84,175	1,595,116
Truist Financial Corp., 4.75%, Series R(a),(b)		13,200	279,708
Wells Fargo & Co., 4.70%, Series AA(a),(b)		30,903	583,758
Wells Fargo & Co., 4.375%, Series CC(a),(b)		73,781	1,297,808
Wells Fargo & Co., 4.25%, Series DD(a),(b)		70,801	1,217,777
Wells Fargo & Co., 5.625%, Series Y(a),(b)		40,358	920,162
Wells Fargo & Co., 4.75%, Series Z(a),(b)		47,750	917,277

			11,274,371

ELECTRIC	2.1%
CMS Energy Corp., 5.625%, due 3/15/78(b)		17,739	430,171
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(c)		162,000	4,391,820

			4,821,991

ELECTRIC—FOREIGN	0.8%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(b)		47,325	863,681
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a),(b)		47,732	893,066

			1,756,747

FINANCIAL	0.9%
DIVERSIFIED FINANCIAL SERVICES	0.5%
Carlyle Finance LLC, 4.625%, due 5/15/61(b)		16,711	307,482
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		27,286	564,002
Synchrony Financial, 5.625%, Series A(a),(b)		12,831	218,640

			1,090,124

INVESTMENT BANKER/BROKER	0.4%
Morgan Stanley, 6.50%, Series P(a),(b)		35,768	908,150

TOTAL FINANCIAL			1,998,274

INDUSTRIALS—CHEMICALS	0.6%
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(c)		53,267	1,331,675

		Shares	Value
INSURANCE	5.5%
LIFE/HEALTH INSURANCE	2.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b),(c)		6,427	$139,787
Athene Holding Ltd., 5.625%, Series B(a),(b)		31,058	624,887
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b),(c)		10,801	260,196
Athene Holding Ltd., 4.875%, Series D(a),(b)		40,172	632,307
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b),(c)		52,153	1,245,935
Brighthouse Financial, Inc., 5.375%, Series C(a),(b)		38,631	647,069
Equitable Holdings, Inc., 5.25%, Series A(a),(b)		13,128	287,372
Equitable Holdings, Inc., 4.30%, Series C(a),(b)		10,688	198,797
Lincoln National Corp., 9.00%, Series D(a),(b)		52,083	1,328,117
Prudential Financial, Inc., 5.95%, due 9/1/62(b)		28,950	733,883

			6,098,350

MULTI-LINE	0.2%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b),(c)		24,320	467,917

MULTI-LINE—FOREIGN	0.3%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)(b)		30,990	669,074

PROPERTY CASUALTY	0.5%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b),(c)		56,113	1,251,320

REINSURANCE	1.1%
Arch Capital Group Ltd., 4.55%, Series G(a),(b)		43,992	846,846
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b),(c)		61,834	1,626,234

			2,473,080

REINSURANCE—FOREIGN	0.7%
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		34,863	602,084
SiriusPoint Ltd., 8.00% to 2/26/26, Series B (Bermuda)(a),(c)		48,400	1,064,800

			1,666,884

TOTAL INSURANCE			12,626,625

INTEGRATED TELECOMMUNICATIONS SERVICES	1.8%
AT&T, Inc., 5.35%, due 11/1/66(b)		29,262	687,364
Telephone and Data Systems, Inc., 6.625%, Series UU(a),(b)		46,626	662,555
Telephone and Data Systems, Inc., 6.00%, Series VV(a),(b)		68,967	966,228
United States Cellular Corp., 5.50%, due 3/1/70(b)		25,630	430,584
United States Cellular Corp., 5.50%, due 6/1/70(b)		29,095	496,652

		Shares	Value
United States Cellular Corp., 6.25%, due 9/1/69(b)		49,568	$952,201

			4,195,584

PIPELINES	1.3%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b),(c)		53,715	1,253,171
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b),(c)		70,078	1,694,486

			2,947,657

PIPELINES—FOREIGN	0.3%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b),(c)		36,891	394,705
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(a),(b),(c)		26,957	331,103

			725,808

REAL ESTATE	1.9%
DATA CENTERS	0.3%
KKR Real Estate Finance Trust, Inc., 6.50%, Series A(a)		40,000	638,800

DIVERSIFIED	0.5%
Urstadt Biddle Properties, Inc., 5.875%, Series K(a)		60,000	1,240,800

HOTEL	0.4%
Pebblebrook Hotel Trust, 6.375%, Series G(a)		45,977	856,092

OFFICE	0.7%
Brookfield Property Partners LP, 5.75%, Series A(a),(b)		36,050	448,822
Brookfield Property Partners LP, 6.50%, Series A-1(a)		64,780	1,030,650
Brookfield Property Preferred LP, 6.25%, due 7/26/81(b)		4,559	73,856

			1,553,328

TOTAL REAL ESTATE			4,289,020

UTILITIES—ELECTRIC—FOREIGN	0.8%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b),(c)		22,121	507,898
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b),(c)		22,887	531,436
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a),(b)		25,091	385,147
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a),(b)		34,274	510,683

			1,935,164

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$56,590,611)			47,902,916

		Principal Amount		Value

PREFERRED SECURITIES—CAPITAL SECURITIES	127.7%
BANKS	31.0%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(c)		$1,504,000		$1,006,928
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b),(c)		272,000		231,917
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b),(c)		2,141,000		1,929,041
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b),(c)		1,720,000		1,690,468
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b),(c)		1,380,000		1,361,025
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b),(c)		3,290,000		3,220,087
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b),(c)		662,000		664,482
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b),(c)		2,621,000		2,621,000
Bank of America Corp., 8.05%, due 6/15/27, Series B(b)		1,815,000		1,979,727
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(c)		468,000		351,585
Citigroup Capital III, 7.625%, due 12/1/36, (TruPS)(b),(d)		4,115,000		4,458,372
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(c)		3,680,000		3,116,960
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b),(c)		650,000		576,062
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(c)		893,000		837,187
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(c)		2,700,000		2,519,628
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c)		2,129,000		2,043,840
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a),(c)		2,100,000		2,071,986
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(c)		1,342,000		1,161,410
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(c)		153,000		132,345
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b),(c)		2,534,000		2,394,977
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b),(c)		1,370,000		1,292,091
Comerica, Inc., 5.625% to 7/1/25, Series A(a),(c)		1,212,000		1,019,050
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(e)		757,869		776,816
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(c),(d),(e)		1,850,000		1,702,000
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(c),(d),(e)		9,779	†	976,678
First Horizon Bank, 5.66% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(b),(e),(f)		1,537	†	1,283,395
Goldman Sachs Capital I, 6.345%, due 2/15/34, (TruPS)		1,007,000		1,025,577
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b),(c)		1,472,000		1,205,200
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b),(c)		500,000		414,775
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b),(c)		478,000		396,743
Huntington Bancshares, Inc./OH., 4.45% to 10/15/27, Series G(a),(c)		1,020,000		850,425
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(a),(b),(c)		723,000		618,165

		Principal Amount	Value

JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b),(c)		$394,000	$378,526
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b),(c)		3,173,000	3,101,607
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b),(c)		528,000	516,648
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b),(c)		1,780,000	1,787,307
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b),(c)		1,156,000	1,067,056
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b),(c)		2,176,000	2,052,730
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(a),(b),(c)		2,010,000	1,874,325
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b),(c)		694,000	643,186
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b),(c)		1,056,000	929,866
Truist Financial Corp., 5.125% to 12/15/27, Series H(a),(b),(c)		1,119,000	951,150
US Bancorp, 5.30% to 4/15/27, Series J(a),(b),(c)		1,000,000	853,502
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(c)		7,303,000	6,450,995
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(c)		2,069,000	2,037,965
Wells Fargo & Co., 5.95%, due 12/15/36		1,712,000	1,759,473
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		249,000	277,029

			70,611,307

BANKS—FOREIGN	45.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(c),(g),(h)		1,200,000	1,068,892
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a),(b),(c),(g),(h)		1,600,000	1,598,117
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(e),(h)		600,000	576,606
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(c),(h)		1,600,000	1,456,000
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(c),(g),(h)		1,800,000	1,737,919
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(c),(e),(h)		600,000	484,500
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(c),(h)		1,200,000	934,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(c),(g),(h)		600,000	573,832
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(c),(g),(h)		500,000	496,788
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(c),(g),(h)		1,210,000	1,276,079
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b),(c)		1,380,000	1,259,250
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(b),(c)		1,200,000	1,223,081
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a),(c)		1,100,000	1,033,087
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(c),(h)		1,800,000	1,530,480
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(c),(h)		1,400,000	1,263,500

	Principal Amount	Value

Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(c),(h)	$3,000,000	$2,568,750
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(c),(g),(h)	600,000	669,844
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a),(b),(c),(h)	600,000	671,348
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(c),(e),(h)	2,200,000	1,713,800
BNP Paribas SA, 4.625% to 2/25/31, 144A (France)(a),(c),(e),(h)	1,000,000	749,860
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(c),(e),(h)	1,380,000	1,302,817
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(c),(e),(h)	565,000	516,421
BNP Paribas SA, 7.375% to 6/11/30 (France)(a),(c),(g),(h)	400,000	415,209
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(c),(e),(h)	1,200,000	1,141,908
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(a),(c),(e),(h)	3,600,000	3,454,920
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)(a),(c),(e),(h)	1,800,000	1,832,405
CaixaBank SA, 5.875% to 10/9/27 (Spain)(a),(c),(g),(h)	600,000	576,782
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a),(c),(g),(h)	1,200,000	1,212,681
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(c),(g),(h)	600,000	501,870
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(c),(g),(h)	600,000	654,098
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(a),(c),(e),(h)	1,800,000	1,356,120
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e),(h)	1,900,000	1,770,960
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a),(b),(c),(g),(h)	1,000,000	1,059,436
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e),(h)	1,250,000	1,211,755
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(c),(e),(h),(i),(j)	1,400,000	80,500
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(c),(e),(h),(i),(j)	3,200,000	184,000
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(c),(e),(h),(i),(j)	600,000	34,500
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(c),(e),(h),(i),(j)	1,000,000	57,500
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(c),(g),(h)	2,200,000	2,044,900
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(c),(h)	2,800,000	2,083,787
Deutsche Bank AG, 7.079% to 11/10/32, due 2/10/34 (Germany)(c)	400,000	371,307
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(c),(h)	800,000	652,856
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a),(c),(g),(h)	1,600,000	1,617,206
DNB Bank ASA, 4.875% to 11/12/24 (Norway)(a),(b),(c),(g),(h)	1,000,000	945,050
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c),(e)	1,797,000	2,163,428
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(c),(h)	400,000	299,731

	Principal Amount	Value

HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c),(h)	$1,200,000	$1,104,394
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(b)	600,000	616,545
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(c),(h)	1,000,000	877,413
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(c),(h)	2,000,000	1,999,800
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(c),(g)	400,000	369,619
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(c),(h)	2,400,000	1,592,328
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(c),(g),(h)	2,400,000	1,804,682
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(c),(h)	2,200,000	1,905,189
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(c),(h)	1,800,000	1,623,653
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(c),(g),(h)	1,000,000	924,915
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a),(b),(c),(g),(h)	1,800,000	1,633,253
Intesa Sanpaolo SpA, 5.875% to 9/1/31, Series EMTN (Italy)(a),(c),(g),(h)	400,000	343,010
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(e),(h)	2,400,000	2,208,000
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(c),(h)	600,000	543,739
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(c),(h)	2,137,000	2,021,837
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(c),(h)	1,600,000	1,488,512
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a),(c),(h)	2,400,000	2,217,000
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(c),(e),(h)	400,000	345,090
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(c),(g),(h)	600,000	600,346
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(c),(h)	1,200,000	847,620
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(c),(h)	3,600,000	3,292,560
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(c),(h)	1,200,000	1,187,400
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e),(h)	1,800,000	1,695,978
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(c),(g),(h)	1,200,000	1,119,821
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(c),(e),(h)	400,000	309,106

		Principal Amount	Value

Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(c),(e),(h)		$3,200,000	$2,311,792
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(c),(e),(h)		1,760,000	1,408,209
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a),(c),(g),(h)		1,100,000	1,090,827
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(c),(e),(h)		600,000	561,375
Societe Generale SA, 9.375% to 11/22/27, 144A (France)(a),(c),(e),(h)		2,600,000	2,466,750
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(c),(e),(h)		1,400,000	993,125
Standard Chartered PLC, 7.75% to 8/15/27, 144A (United Kingdom)(a),(c),(e),(h)		1,000,000	942,747
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(c),(g),(h)		400,000	391,050
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a),(c),(g),(h)		200,000	189,782
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(b),(c)		3,000,000	3,052,500
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(c),(e),(h)		2,800,000	2,187,836
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(c),(g),(h)		1,400,000	1,176,249
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(c),(g),(h)		1,400,000	1,267,000
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(c),(g),(h)		600,000	568,505
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(c),(g),(h)		1,800,000	1,712,025
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a),(c),(g),(h)		400,000	417,080

			103,837,042

ELECTRIC	3.7%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(c)		1,481,000	1,187,260
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)		992,000	859,548
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(c)		3,625,000	3,016,913
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(c)		660,000	583,136
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b),(c)		392,000	325,360
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b),(c)		2,040,000	1,716,334
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b),(c)		750,000	689,953

			8,378,504

		Principal Amount	Value

ELECTRIC—FOREIGN	3.9%
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c),(e)		$700,000	$675,868
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a),(b),(c),(g)		1,000,000	1,064,014
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b),(c)		6,494,000	6,075,360
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a),(b),(c),(g)		400,000	437,596
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(a),(b),(c),(g)		500,000	547,583

			8,800,421

FINANCIAL	6.4%
CREDIT CARD	0.8%
American Express Co., 3.55% to 9/15/26, Series D(a),(c)		1,621,000	1,374,122
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(c)		400,000	370,213

			1,744,335

DIVERSIFIED FINANCIAL SERVICES	1.2%
Aircastle Ltd., 5.25% to 6/15/26, Series A, 144A(a),(c),(e)		620,000	455,452
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c),(e)		878,000	721,876
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(c),(e)		1,075,000	840,065
ILFC E-Capital Trust I, 6.548% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)(e),(f)		1,204,000	769,136

			2,786,529

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.5%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(c),(g),(h)		1,400,000	1,210,076

INVESTMENT BANKER/BROKER	3.9%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b),(c)		1,888,000	1,798,320
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(c)		2,873,000	2,266,079
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b),(c)		5,982,000	4,884,423

			8,948,822

TOTAL FINANCIAL			14,689,762

FOOD	0.9%
Land O’ Lakes, Inc., 7.00%, 144A(a),(e)		1,100,000	940,291
Land O’ Lakes, Inc., 7.25%, 144A(a),(e)		1,190,000	1,026,375

			1,966,666

		Principal Amount	Value

INSURANCE	16.5%
FINANCE	0.4%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(c),(e)		$1,250,000	$1,005,338

LIFE/HEALTH INSURANCE	6.5%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(b),(c),(e)		2,040,000	1,822,541
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b),(c)		1,150,000	1,051,023
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b),(c)		578,000	578,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(b),(e)		1,823,000	1,909,233
MetLife, Inc., 9.25%, due 4/8/38, 144A(b),(e)		3,109,000	3,672,701
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b),(c)		1,035,000	914,568
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b),(c)		1,710,000	1,603,638
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b),(c)		840,000	818,597
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(c),(e)		1,730,000	1,223,975
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(c),(e)		1,466,000	1,117,432

			14,711,708

LIFE/HEALTH INSURANCE—FOREIGN	2.1%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b),(c)		1,200,000	1,137,366
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(c),(g)		1,020,000	988,125
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b),(c),(g)		1,200,000	1,134,013
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(c),(g),(h)		1,000,000	844,790
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(c),(g),(h)		1,000,000	744,618

			4,848,912

MULTI-LINE	0.5%
Hartford Financial Services Group, Inc./The, 6.989% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON, 144A (FRN)(b),(e),(f)		1,400,000	1,132,356

MULTI-LINE—FOREIGN	2.0%
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(c),(g),(h)		800,000	758,608
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(c),(e),(h)		1,600,000	1,286,254
AXA SA, 8.60%, due 12/15/30 (France)(b)		525,000	632,602

		Principal Amount	Value

CNP Assurances, 4.875% to 10/7/30 (France)(a),(c),(g),(h)		$2,400,000	$1,754,964

			4,432,428

PROPERTY CASUALTY	2.1%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)		1,805,000	1,694,764
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)		1,390,000	1,005,114
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(c)		1,770,000	1,517,563
Markel Corp., 6.00% to 6/1/25(a),(c)		690,000	662,776

			4,880,217

PROPERTY CASUALTY—FOREIGN	1.7%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c),(g)		1,200,000	987,315
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c),(e)		1,800,000	1,682,886
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(c),(g)		200,000	189,099
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(c),(g)		1,166,000	890,218

			3,749,518

REINSURANCE	0.9%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(c)		545,000	442,529
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(c),(e)		1,911,000	1,536,622

			1,979,151

REINSURANCE—FOREIGN	0.3%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(c),(e)		800,000	753,034

TOTAL INSURANCE			37,492,662

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.1%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a),(c),(g)		700,000	736,069
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(c)		2,125,000	1,680,344

			2,416,413

OIL & GAS—FOREIGN	2.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b),(c)		2,170,000	2,072,163

		Principal Amount	Value

BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b),(c)		$5,112,000	$4,661,505

			6,733,668

PIPELINES	1.8%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(c)		1,400,000	1,235,500
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(c)		2,347,000	1,979,695
Enterprise Products Operating LLC, 7.858% (3 Month US LIBOR + 2.986%), due 8/16/77, Series D (FRN)(b),(f)		986,000	927,319

			4,142,514

PIPELINES—FOREIGN	6.9%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b),(c)		2,900,000	2,586,997
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b),(c)		1,724,000	1,593,323
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b),(c)		1,970,000	1,793,009
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b),(c)		998,000	956,613
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b),(c)		2,152,000	2,104,629
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b),(c)		3,007,000	2,519,661
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b),(c)		1,348,000	1,129,272
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b),(c)		3,357,000	3,133,793

			15,817,297

REAL ESTATE—RETAIL—FOREIGN	1.9%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c),(e)		2,500,000	2,253,814
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c),(e)		2,500,000	2,113,232

			4,367,046

UTILITIES	5.1%
ELECTRIC	4.2%
Edison International, 5.00% to 12/15/26, Series B(a),(c)		2,346,000	1,949,514
Edison International, 5.375% to 3/15/26, Series A(a),(c)		2,320,000	2,057,448
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b),(c)		678,000	600,075
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(c)		1,790,000	1,447,251

		Principal Amount	Value

Sempra Energy, 4.875% to 10/15/25(a),(c)		$3,770,000	$3,540,270

			9,594,558

ELECTRIC—FOREIGN	0.9%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		2,524,000	2,022,759

TOTAL UTILITIES			11,617,317

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$321,519,560)			290,870,619

CORPORATE BONDS	0.8%
BANKS—FOREIGN	0.4%
Intesa Sanpaolo SpA, 8.248%, due 11/21/33, 144A(Italy)(b),(c),(e)		800,000	848,920

ELECTRIC—FOREIGN	0.4%
Enel Finance America LLC, 7.10%, due 10/14/27, 144A (Italy)(b),(e)		400,000	430,227
Enel Finance International NV, 7.50%, due 10/14/32, 144A (Italy)(b),(e)		400,000	446,110

			876,337

TOTAL CORPORATE BONDS (Identified cost—$1,588,060)			1,725,257

		Number of Shares
SHORT-TERM INVESTMENTS	4.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(l)		9,888,468	9,888,468

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,888,468)			9,888,468

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$389,586,699)	153.9%	$350,387,260
LIABILITIES IN EXCESS OF OTHER ASSETS	(53.9)	(122,652,617)

NET ASSETS (Equivalent to $18.94 per share based on 12,026,622 shares of common stock outstanding)	100.0%	$227,734,643

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)(l)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$30,000,000	0.548%	Monthly	4.684%	Monthly	9/15/25	$2,483,405	$—	$2,483,405
39,000,000	1.181%	Monthly	4.684%	Monthly	9/15/26	3,274,883	—	3,274,883
40,000,000	0.930%	Monthly	4.684%	Monthly	9/15/27	4,379,310	—	4,379,310
						$10,137,598	$—	$10,137,598

The total amount of all interest rate swap contracts as presented in the table above is representative of the volume of activity for this derivative type during the three months ended March 31, 2023.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	1,037,571	USD	762,238	4/4/23	$(5,490)
Brown Brothers Harriman	EUR	12,693,854	USD	13,490,076	4/4/23	(276,407)
Brown Brothers Harriman	EUR	2,974,549	USD	3,161,128	4/4/23	(64,770)
Brown Brothers Harriman	EUR	819,632	USD	869,750	4/4/23	(19,141)
Brown Brothers Harriman	EUR	282,501	USD	307,138	4/4/23	766
Brown Brothers Harriman	GBP	3,900,377	USD	4,723,161	4/4/23	(88,341)
Brown Brothers Harriman	USD	767,088	CAD	1,037,571	4/4/23	640
Brown Brothers Harriman	USD	12,810,088	EUR	11,784,376	4/4/23	(29,934)
Brown Brothers Harriman	USD	3,233,454	EUR	2,974,549	4/4/23	(7,556)
Brown Brothers Harriman	USD	286,980	EUR	266,272	4/4/23	1,792
Brown Brothers Harriman	USD	585,587	EUR	542,128	4/4/23	2,351
Brown Brothers Harriman	USD	332,450	EUR	309,099	4/4/23	2,768

Forward Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	317,347	EUR	295,228	4/4/23	$2,828
Brown Brothers Harriman	USD	360,435	EUR	335,761	4/4/23	3,697
Brown Brothers Harriman	USD	279,549	EUR	263,123	4/4/23	5,808
Brown Brothers Harriman	USD	3,011,579	GBP	2,435,311	4/4/23	(7,381)
Brown Brothers Harriman	USD	173,473	GBP	141,337	4/4/23	880
Brown Brothers Harriman	USD	164,004	GBP	134,167	4/4/23	1,504
Brown Brothers Harriman	USD	255,654	GBP	209,491	4/4/23	2,774
Brown Brothers Harriman	USD	247,188	GBP	206,693	4/4/23	7,789
Brown Brothers Harriman	USD	915,582	GBP	773,378	4/4/23	38,456
Brown Brothers Harriman	CAD	966,798	USD	715,002	5/3/23	(664)
Brown Brothers Harriman	EUR	2,975,017	USD	3,238,960	5/3/23	7,311
Brown Brothers Harriman	EUR	12,231,769	USD	13,316,971	5/3/23	30,060
Brown Brothers Harriman	GBP	2,415,057	USD	2,988,078	5/3/23	7,065

						$(383,195)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $181,719,660 in aggregate has been pledged as collateral.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)	Security value is determined based on significant unobservable inputs (Level 3).
(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $67,464,635 which represents 29.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)	Variable rate. Rate shown is in effect at March 31, 2023.
(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $42,343,955 which represents 18.6% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $100,347,535 which represents 44.1% of the net assets of the Fund (28.1% of the managed assets of the Fund).

(i)	Security is in default.
(j)	Non-income producing security.
(k)	Rate quoted represents the annualized seven-day yield.
(l)	Based on 1-Month LIBOR. Represents rates in effect at March 31, 2023.

Country Summary	% of Managed Assets
United States	48.5
United Kingdom	11.5
Canada	9.5
France	8.4
Netherlands	3.4
Switzerland	2.4
Spain	2.3
Italy	2.1
Australia	2.0
Germany	1.8
Ireland	0.9
Denmark	0.6
Sweden	0.5
Finland	0.5
Bermuda	0.5
Other (includes short-term investments)	5.1

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—$25 Par Value	$47,902,916	$—	$—		$47,902,916
Preferred Securities—Capital Securities:
Banks	—	65,176,257	5,435,050	(a)	70,611,307
Other Industries	—	220,259,312	—		220,259,312
Corporate Bonds	—	1,725,257	—		1,725,257
Short-Term Investments	—	9,888,468	—		9,888,468

Total Investments in Securities(b)	$47,902,916	$297,049,294	$5,435,050		$350,387,260

Interest Rate Swap Contracts	$—	$10,137,598	$—		$10,137,598
Forward Foreign Currency Exchange Contracts	—	116,489	—		116,489

Total Derivative Assets(b)	$—	$10,254,087	$—		$10,254,087

Forward Foreign Currency Exchange Contracts	$—	$(499,684)	$—		$(499,684)

Total Derivative Liabilities(b)	$—	$(499,684)	$—		$(499,684)

(a)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of December 31, 2022	$—
Transfer into Level 3(a)	5,435,050

Balance as of March 31, 2023	$5,435,050

(a)	Transfers from Level 2 to Level 3 are due to a decrease in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine prices.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

As of March 31, 2023,the Fund had no option contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the three months ended March 31, 2023:

	Purchased Option Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$3,211,173	$20,057,145

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)	Average notional amounts are for the period March 24, 2023 through March 30, 2023, which represents the period the Fund had option contracts outstanding.